Investments in associates and joint ventures (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non-current assets.	$ 75,486	$ 71,368
Total assets	94,186	86,894
Non-current liabilities	38,550	35,645
Total liabilities	53,205	49,536
Equity	40,981	37,358	$ 35,306	$ 34,821
Equity (negative reserves) attributable to noncontrolling interests	1,520	1,491	834
Net income (loss)	8,105	18,870	22,468
Net income (loss) attributable to noncontrolling interests	122	82	23
Dividends paid to noncontrolling interests	41	12	30
PTVI [member]
IfrsStatementLineItems [Line Items]
Current assets	885	853	771
Non-current assets.	2,977	2,147	1,875
Related parties - Stockholders	83	113	82
Total assets	3,945	3,113	2,728
Current liabilities	221	183	174
Non-current liabilities	239	249	70
Related parties - Shareholders
Total liabilities	460	432	244
Equity	3,484	2,681	2,484
Equity (negative reserves) attributable to noncontrolling interests	1,599	1,492	1,383
Net income (loss)	207	181	198
Net income (loss) attributable to noncontrolling interests	144	101	110
Dividends paid to noncontrolling interests	33		18
Other [Member]
IfrsStatementLineItems [Line Items]
Equity (negative reserves) attributable to noncontrolling interests	(79)	(62)	(21)
Net income (loss) attributable to noncontrolling interests	(22)	(28)	(10)
Dividends paid to noncontrolling interests	$ 8
Vale Oman Pelletizing Company LLC [member]
IfrsStatementLineItems [Line Items]
Current assets		84	92
Non-current assets.		581	633
Related parties - Stockholders		81	25
Total assets		746	750
Current liabilities		96	97
Non-current liabilities		149	157
Total liabilities		542	550
Equity		204	200
Equity (negative reserves) attributable to noncontrolling interests		61	60
Net income (loss)		29	27
Net income (loss) attributable to noncontrolling interests		9	8
Dividends paid to noncontrolling interests			12
Related parties - Stockholders		$ 297	296
Vale Mocambique SA [member]
IfrsStatementLineItems [Line Items]
Current assets			420
Non-current assets.			195
Related parties - Stockholders			6
Total assets			621
Current liabilities			224
Non-current liabilities			74
Total liabilities			12,370
Equity			(11,749)
Equity (negative reserves) attributable to noncontrolling interests			(587)
Net income (loss)			326
Net income (loss) attributable to noncontrolling interests			(85)
Related parties - Stockholders			$ 12,072